Selling, general and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2020
Selling, General and Administrative Expense [Abstract]
Schedule of selling, general and administrative expenses
Selling, general and administrative expenses consisted of the following for the years ended December 31, 2020, 2019 and 2018:

	Year Ended December 31,
	2020	2019	2018
Personnel expenses	$104,765	$122,453	$132,694
Share-based compensation	69,187	69,410	95,176
Professional services	24,480	24,287	24,264
Travel expenses	7,809	17,604	21,790
Office expenses	12,974	14,095	14,784
Other expenses	22,946	19,609	16,518
	$242,161	$267,458	$305,226